Note 14 - Contingently Redeemable Noncontrolling Interests	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Noncontrolling Interest Disclosure [Text Block]
14.	Contingently redeemable noncontrolling interests

The Company determined that Series A-2 Preferred Shares issued by SEED are contingently redeemable noncontrolling interests classified as mezzanine equity as they may be redeemed at the option of the holders on or after an agreed upon date outside the sole control of SEED. The Company concluded that the Series A-2 Preferred Shares of SEED are not redeemable currently, but it is probable that they will become redeemable. The Company chose to recognize changes in the redemption value as they occur and adjust the carrying amount of the redeemable noncontrolling interests to equal the redemption value at the end of each reporting period.

The holder of the Series A-2 Preferred Shares of SEED has the ability to convert the instrument into SEED’s ordinary shares. The Company uses the whole instrument approach to determine whether the nature of the host contract in a hybrid instrument is more akin to debt or to equity. The Company evaluated the embedded conversion option in the Series A-2 Preferred Shares of SEED to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features (“BCF”). The conversion option of the Series A-2 Preferred Shares of SEED does not qualify for bifurcation accounting because the conversion option is clearly and closely related to the host instrument and the underlying ordinary shares are not publicly traded nor readily convertible into cash. The contingent redemption of the Series A-2 Preferred Shares of SEED does not qualify for bifurcation accounting because the underlying ordinary shares of SEED are not publicly traded nor readily convertible into cash. There are no other embedded derivatives that are required to be bifurcated.

No BCF was recognized for the Series A-2 Preferred Shares of SEED because the fair value per ordinary share of SEED of $0.50 at the commitment date was less than the most favorable conversion price of $2.5125. The Company determined the fair value of SEED’s ordinary shares with the assistance of an independent third party valuation firm.

The Company recorded accretion of $96 and $158 for the three and nine months ended September 30, 2021. The contingently redeemable noncontrolling interests for the nine months ended September 30, 2021 is summarized below:

Contingently redeemable noncontrolling interests
$

Balance as of December 31, 2020 (audited)	5,196
Accretion to redemption value	158

Balance as of September 30, 2021 (unaudited)	5,354